TRANSACTIONS AND BALANCES WITH RELATED PARTIES - Schedule of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	$ 1,370	$ 590	$ 7,140	$ 5,815
Share-based compensation included in general and administrative expenses	1,379	1,060	4,492	6,756
Related Party [Member]
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	130	0	0	1,796
Share-based compensation included in general and administrative expenses	215	21	134	2,972
Financial expenses	$ (15)	$ 32	232	1,249
Financial expenses (income)			$ 232	$ (1,249)